Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following:

	December 31,
	2025	2024
	(U.S. $ in millions)
Machinery and equipment	$3,332	$3,092
Buildings	2,327	1,968
Internal-use software, computer equipment and other assets	2,514	2,388
Assets under construction and payments on account	377	1,330
Land	258	213

	8,807	8,991
Less- accumulated depreciation	(4,728)	(4,410)

	$4,080	$4,581